Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,483	€ 2,638
Additions	637	669
Assets available for use	0	0
Depreciation	(608)	(621)
Impairments	(89)	(68)
Transfers to assets classified as held for sale		(48)
Reclassifications	(4)	(2)
Translation differences and other	31	(85)
Total change	(32)	(154)
Property, plant and equipment at end of period	2,452	2,483
Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,565	1,718
Additions	448	433
Assets available for use	(26)	(8)
Depreciation	(406)	(420)
Impairments	(65)	(45)
Transfers to assets classified as held for sale		(46)
Reclassifications	8	(6)
Translation differences and other	41	(62)
Total change	1	(154)
Property, plant and equipment at end of period	1,565	1,565
Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	919	919
Additions	189	236
Assets available for use	26	8
Depreciation	(202)	(201)
Impairments	(23)	(23)
Transfers to assets classified as held for sale		(2)
Reclassifications	(12)	4
Translation differences and other	(10)	(23)
Total change	(33)	(1)
Property, plant and equipment at end of period	886	919
Cost
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,162	6,247
Property, plant and equipment at end of period	6,441	6,162
Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,521	4,676
Property, plant and equipment at end of period	4,738	4,521
Cost | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,641	1,571
Property, plant and equipment at end of period	1,702	1,641
Accumulated depreciation, amortisation and impairment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(3,679)	(3,609)
Property, plant and equipment at end of period	(3,989)	(3,679)
Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,957)	(2,958)
Property, plant and equipment at end of period	(3,173)	(2,957)
Accumulated depreciation, amortisation and impairment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(722)	(651)
Property, plant and equipment at end of period	(816)	(722)
Land and buildings | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	476	514
Additions	2	1
Assets available for use	12	20
Depreciation	(49)	(56)
Impairments	(14)	(5)
Transfers to assets classified as held for sale		(1)
Reclassifications	7	15
Translation differences and other	20	(14)
Total change	(22)	(39)
Property, plant and equipment at end of period	454	476
Land and buildings | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	806	822
Additions	101	175
Assets available for use	26	2
Depreciation	(146)	(150)
Impairments	(23)	(23)
Transfers to assets classified as held for sale		(2)
Reclassifications	(9)	0
Translation differences and other	(6)	(18)
Total change	(57)	(16)
Property, plant and equipment at end of period	749	806
Land and buildings | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,114	1,135
Property, plant and equipment at end of period	1,151	1,114
Land and buildings | Cost | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,425	1,365
Property, plant and equipment at end of period	1,462	1,425
Land and buildings | Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(638)	(621)
Property, plant and equipment at end of period	(697)	(638)
Land and buildings | Accumulated depreciation, amortisation and impairment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(619)	(543)
Property, plant and equipment at end of period	(712)	(619)
Machinery and installations | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	453	488
Additions	134	115
Assets available for use	70	90
Depreciation	(191)	(196)
Impairments	(23)	(23)
Transfers to assets classified as held for sale		(1)
Reclassifications	(6)	2
Translation differences and other	2	(22)
Total change	(13)	(35)
Property, plant and equipment at end of period	440	453
Machinery and installations | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,731	1,779
Property, plant and equipment at end of period	1,790	1,731
Machinery and installations | Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,278)	(1,291)
Property, plant and equipment at end of period	(1,350)	(1,278)
Other equipment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	363	408
Additions	76	77
Assets available for use	140	144
Depreciation	(166)	(167)
Impairments	(28)	(17)
Transfers to assets classified as held for sale		(45)
Reclassifications	8	(17)
Translation differences and other	9	(19)
Total change	38	(45)
Property, plant and equipment at end of period	401	363
Other equipment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	113	98
Additions	87	62
Assets available for use	0	6
Depreciation	(56)	(51)
Impairments	0	0
Reclassifications	(3)	4
Translation differences and other	(4)	(5)
Total change	24	15
Property, plant and equipment at end of period	137	113
Other equipment | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,404	1,454
Property, plant and equipment at end of period	1,527	1,404
Other equipment | Cost | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	216	206
Property, plant and equipment at end of period	241	216
Other equipment | Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,041)	(1,046)
Property, plant and equipment at end of period	(1,126)	(1,041)
Other equipment | Accumulated depreciation, amortisation and impairment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(104)	(108)
Property, plant and equipment at end of period	(104)	(104)
Assets under construction | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	274	309
Additions	236	239
Assets available for use	(248)	(262)
Impairments	0	0
Reclassifications	(1)	(5)
Translation differences and other	10	(7)
Total change	(3)	(35)
Property, plant and equipment at end of period	271	274
Assets under construction | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	274	309
Property, plant and equipment at end of period	€ 271	€ 274